Document and Entity Information	Oct. 09, 2019
Details
Registrant CIK	0001096950
Document Type	8-K/A
Document Period End Date	Oct. 09, 2020
Entity Registrant Name	ADVANCED CONTAINER TECHNOLOGIES, INC.
Entity Incorporation, State or Country Code	FL
Entity File Number	000-29381
Entity Tax Identification Number	65-0207200
Entity Address, Address Line One	1620 Commerce St.
Entity Address, City or Town	Corona
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92880
Entity Address, Address Description	Address of principal executive offices
City Area Code	951
Local Phone Number	381-2555
Phone Fax Number Description	Registrant's telephone number, including area code
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	to file the financial information required by Items 9.01(a) and 9.01(b) of Form 8-K
Amendment Flag	true